Receivables, net (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable | $	$ 5,089		$ 3,808
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 153,585		¥ 180,518
Current
Accounts receivable | $	4,485		1,816
1 - 30 days past due
Accounts receivable | $	200		1,076
31 - 60 days past due
Accounts receivable | $	38		288
61 - 90 days past due
Accounts receivable | $	17		0
Greater than or equal to 91 days
Accounts receivable | $	$ 349		$ 628
Within 1 year | ZHEJIANG TIANLAN
Accounts receivable | ¥		119,233		128,413
1 year - 2 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		21,182		37,934
2 years - 3 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		9,492		9,158
3 years - 4 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		3,225		4,120
4 years - 5 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 453		¥ 893